Provision for de-characterization of dam structures and asset retirement obligations	6 Months Ended
Jun. 30, 2023
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

24. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets and mine sites that Vale operates at the end of their useful lives, therefore, expenses for demobilization occur predominantly after the end of operational activities. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Laws and regulations related to dam safety

In September 2020, the Federal Government enacted Law no. 14.066, which modified the National Dam Safety Policy (Law no. 12,334/2020), reinforcing the prohibition of constructing and raising upstream dams in Brazil. The law also requires companies to de-characterize the structures built using the upstream method by 2022, or by a later date if it is proven that the de-characterization is not technically feasible by 2022. As made available to competent bodies, a substantial part of the Company's de-characterization projects will be completed in a period exceeding the date established in the legislation due to the characteristics and safety levels of the Company's geotechnical structures.

Thus, in February 2022, the Company filed with the relevant bodies a request for an extension to perform the projects and, as a result, signed a Term of Commitment establishing legal and technical certainty for the process of de-characterization of the upstream dams, considering that the deadline defined was technically unfeasible, especially due to the necessary actions to increase safety during the works. With the signing of the agreement, the Company recorded an additional provision of US$37 to make investments in social and environmental projects over a period of 8 years.

In December 2022, the Federal Government published decree no. 11,310, which regulates dispositions of the National Dam Safety Policy, regulates dam supervision activities, establishes the competence to regulate the extension of the self-rescue zone for authorities acting in dam emergency situations, and presents guidelines on technical reports regarding the causes of a breach and other aspects of management of geotechnical structures. This decree also determined that companies must present guarantees for dams in an alert situation, however, the procedures for measuring and executing these guarantees are still being discussed by the responsible public agencies.

In February 2023, ANM issued a resolution that modifies the current dam safety regulation. The main changes are new rules in connection with the active and passive monitoring during the de-characterization of dams, the simplified dam collapse study and simplified emergency action plan for specific cases, and the dam safety plan (“PSB”). The Company believes its provisions are sufficient to comply with the effective legal obligations.

Thus, depending on the development of these laws, the provisions registered by the Company may be materially impacted in future periods.

a) De-characterization of upstream and centerline geotechnical structures

As a result of the Brumadinho dam failure (note 22) and, in compliance with Law 14,066, the Company has decided to speed up the plan to “de-characterize” of all its tailings dams built under the upstream method, certain “centerline structures” and dikes, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted at present value at a rate, which reduced from 6.16% to 5.72%. Changes in the provisions are as follows:

	2023	2022
Balance at January 1,	3,378	3,523
Additional provision	-	37
Disbursements	(173)	(152)
Present value valuation	179	(104)
Translation adjustment	277	240
Balance at June 30,	3,661	3,544

	June 30, 2023	December 31, 2022
Current liabilities	502	357
Non-current liabilities	3,159	3,021
Liabilities	3,661	3,378

Operational stoppage and idle capacity

In addition, due to the de-characterization projects, the Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its upstream dam structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the ferrous mineral segment in the amounts of US$50 for the period ended June 30, 2023 (2022: US$161). The Company is working on legal and technical measures to resume all operations at full capacity.

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Liability by geographical area
Brazil	2,035	1,788	5.46%	6.20%	2096	2096
Canada	1,649	1,683	1.35% - 1.61%	1.11%	2151	2148
Oman	114	114	3.25%	3.90%	2035	2035
Indonesia	87	73	3.76%	4.33%	2062	2061
Other regions	139	145	1.70% - 2.45%	1.84% - 2.00%	-	-
	4,024	3,803

Provision changes during the period

	2023			2022
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Balance on January 1,	3,466	337	3,803	4,283	297	4,580
Adjustment to present value	64	1	65	26	1	27
Disbursements	(61)	(51)	(112)	(42)	(28)	(70)
Revisions on projected cash flows	(7)	80	73	(1,145)	(6)	(1,151)
Transfer to assets held for sale	-	-	-	(49)	(2)	(51)
Translation adjustment	168	27	195	33	18	51
Balance on June 30,	3,630	394	4,024	3,106	280	3,386
	June 30, 2023			December 31, 2022
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Current	243	154	397	210	94	304
Non-current	3,387	240	3,627	3,256	243	3,499
Liability	3,630	394	4,024	3,466	337	3,803

Financial guarantees

The Company has issued letters of credit and surety bonds for US$891 as of June 30, 2023 (December 31, 2022: US$644), in connection with the asset retirement obligations for its Energy Transition Metals operations. In addition, for Indonesia, the Company has bank deposits as collateral in relation to the bank guarantees issued by the bank in relation to the reclamation and mine closure guarantees.